Share Capital - Summary of Issued and Fully Paid Ordinary Shares (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2017 € / shares £ / shares shares	Dec. 31, 2016 € / shares £ / shares shares	May 23, 2017 € / shares
Disclosure Of Classes Of Share Capital [Line Items]
Issued and fully paid ordinary shares, per share			€ 0.07
Deferred share, per share | £ / shares	£ 1
Ordinary-A [Member] | Share Capital [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Issued and fully paid ordinary shares, per share	£ 0.07	€ 0.07
Issued and fully paid ordinary shares | shares	50,000	50,000
Deferred share, per share | £ / shares	£ 1	€ 1
Ordinary-B [Member] | Share Capital [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Issued and fully paid ordinary shares, per share	£ 0.07	€ 0.07